Trade and other payables - Financial guarantee payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables.
Opening balance	¥ 116,509	¥ 250,338
Charge to profit or loss, net	62,389	127,312
Payouts during the year, net	(175,857)	(261,141)
Ending balance	¥ 3,041	¥ 116,509